RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 4,687,308	$ 2,963,801
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	4,687,308	2,963,801
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(2,137,553)	(1,952,107)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(75,563)	(162,729)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,474,192	848,965
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,453,579	1,023,313
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,453,579	1,023,313
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(2,039,389)	(1,951,440)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(75,563)	(162,729)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	338,627	(1,090,856)
IFRS Repurchase Agreements [Member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,233,729	1,940,488
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,233,729	1,940,488
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(98,164)	(667)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 2,135,565	$ 1,939,821